SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2023
Temporary Equity And Warrant Liability Disclosure [Abstract]
Summary of movements of mezzanine equity

The movements of mezzanine equity during the fiscal year ended March 31, 2022 and 2023 were as follows:

Mezzanine Equity
RMB

Beginning balance as of March 31, 2021	—
Issuance of senior convertible preferred shares	239,452
Fair value impact recorded upon cash receipt for subscription	287,032
Ending balance as of March 31, 2022	526,484
Issuance of senior convertible preferred shares	758,252
Subscription receivable from shareholders	(550,074)
Fair value impact recorded upon cash receipt for subscription	(39,015)
Ending balance as of March 31, 2023	695,647

Schedule of roll forward of Level 3 investment, warrant liabilities

The roll forward of Level 3 financial instruments, including both warrant liabilities and forward contracts, during the fiscal year ended March 31, 2022 and 2023 was as follows:

	Warrant liabilities	Forward contract assets
	RMB	RMB

Fair value of Level 3 financial instruments as of March 31, 2021	—	—
Issuance of warrants	647,850	—
Fair value of warrants and forward contracts at issuance	1,800,147	735,244
Settlement of forward contracts	—	(287,032)
The change in fair value of financial instruments	(2,224,660)	(441,088)
Foreign currency translation	(26,947)	(7,160)
Fair value of Level 3 financial instruments as of March 31, 2022	196,390	(36)
Settlement of forward contracts	—	39,015
The change in fair value of financial instruments	(204,687)	(38,046)
Foreign currency translation	8,305	(933)
Fair value of Level 3 financial instruments as of March 31, 2023	8	—

Summary of composition of fair value impact of issuance of senior convertible preferred shares

The composition of the fair value impact of the issuance of senior convertible preferred shares during the fiscal year ended March 31, 2022 and 2023 was as follows:

	For the fiscal year ended March 31,
	2022	2023
	RMB	RMB

Fair value impact of the warrants	424,513	204,687
Fair value impact of the forward contracts	(294,156)	38,046
Gain from the TDR of the 2024 Notes (Note 13)	55,874	—
	186,231	242,733

Schedule of estimated fair value using the Black-Scholes option pricing model

For the warrants, with the assistance from an independent valuation firm, the Company estimated its fair value using the Black-Scholes option pricing model using the following main assumptions:

For the fiscal year ended March 31, 2023

Risk-free interest rate	2.53%~4.74%
Expected volatility	45.91%~49.01%
Dividend yield	0%
Expected term (in years)	0.28~1.03
Fair value of underlying senior convertible preferred share	US$0.07~US$0.20